Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share computations (in thousands, except per share amounts)

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,975	9,879	9,846	9,756

Common shares issuable under share
based payment plans which are
potentially dilutive	65	44	44	71

Common shares used for diluted
earnings per common share	10,040	9,923	9,890	9,827

Income from continuing operations	$41,750	1,682	12,024	6,093
Discontinued operations	—	—	—	2,179
Net income attributable to the Company	$41,750	1,682	12,024	8,272

Basic earnings per common share:
Income from continuing operations	$4.19	0.17	1.22	0.62
Discontinued operations	—	—	—	0.23
Net income attributable to the Company	$4.19	0.17	1.22	0.85

Diluted earnings per common share
Income from continuing operations	$4.16	0.17	1.22	0.62
Discontinued operations	—	—	—	0.22
Net income attributable to the Company	$4.16	0.17	1.22	0.84